                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241


                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   February 29
                                   -----------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT FEBRUARY 29, 2004

[GRAPHIC IMAGE]

EATON VANCE
WORLDWIDE
HEALTH
SCIENCES
FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                            ========================

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Worldwide Health Sciences Fund as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF SAMUEL D. ISALY
PORTFOLIO MANAGER]

Management Discussion

- In a turnaround year for the equity markets, the biotechnology and pharmaceutical sectors participated fully. All of the major trends that contributed to negative returns in 2002 were reversed in 2003 and early 2004:there was a generally positive investor sentiment; earnings growth for big pharmaceutical and biotech companies was impressive; and there was evidence of significant scientific advance.

- During 2003, the Fund's diversification strategy was helpful to its performance. Our focus on biotechnology companies during the period was beneficial, as newer biotechs performed well, while the larger, more established pharmaceutical distribution companies posted more modest returns.

- In the early part of 2004, pharmaceutical and biotechnology share price performance outpaced a small rally in the broader markets. Gains were fueled primarily by positive investor sentiment and anticipation of high profile FDA approvals of two cancer drugs in February 2004. Additional momentum came from positive fourth quarter earnings and revenue reports.

- In February 2004, significant news drove the performance of health care issues higher. In the biotech sector, a drug for colorectal cancer was approved, a product with dramatic efficacy for which great commercial success is expected. Also, an application was submitted to the FDA for the approval of a candidate drug for the treatment of multiple sclerosis, one year ahead of expectations. In the pharmaceutical sector, Japan's third biggest drug maker bought another pharmaceutical company, allowing it to compete in the faster-growing U.S. and European markets. Fourth quarter earnings for the pharmaceutical industry were mainly in line with expectations, with few downside surprises.

- On the political front, President Bush nominated FDA Commissioner Mark McClellan to head up the Centers for Medicare and Medicaid Services. Despite the FDA's losing a strong leader, we view his nomination to the Centers as a positive for the industry because of the influence Dr. McClellan will have over the Centers' drug pricing policies.

The Fund

     The Past Six Months

- For the six months ended February 29, 2004, the Fund's Class A shares had a total return of 12.50%. This return was the result of an increase in net asset value (NAV)to $10.53 on February 29, 2004, from $9.36 on August 31, 2003.(1)

- The Fund's Class B shares had a total return of 12.05% for the same period, the result of an increase in NAVto $11.25 from $10.04.(1)

- The Fund's Class C shares had a total return of 12.17% for the same period, the result of an increase in NAVto $9.31 from $8.30.(1)

- The Fund's Class D shares had a total return of 12.14% for the same period, the result of an increase in NAVto $9.88 from $8.81.(1)

- The Fund's Class R shares had a total return of 9.70% for the period from inception on September 8, 2003, to February 29, 2004. the result of an increase in NAVto $10.97 from $10.00 during the period.((1))

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of February 29, 2004

PERFORMANCE(2)                                       Class A     Class B     Class C    Class D    Class R
----------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------------------------
One Year                                               44.25%      43.13%      43.01%     43.19%      N.A.
Five Years                                             17.39       16.51       16.52       N.A.       N.A.
Ten Years                                              18.03        N.A.        N.A.       N.A.       N.A.
Life of Fund+                                          16.87       15.44       16.24       1.34       9.70

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
----------------------------------------------------------------------------------------------------------
One Year                                               35.87%      38.13%      42.01%     38.19%      N.A.
Five Years                                             16.00       16.29       16.52       N.A.       N.A.
Ten Years                                              17.33        N.A.        N.A.       N.A.       N.A.
Life of Fund+                                          16.50       15.44       16.24       0.04       8.70

+ Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C:1/5/98; Class D:3/2/01; Class R: 9/8/03

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. Class R share are sold without a sales charge. If the sales charge was deducted, the performance would be reduced.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% -5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares redeemed within 3 months of settlement of purchase, including exchanges, are subject to a 1% early redemption fee.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The returns during 2003 reflect the strong stock market performance during the period.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND as of February 29, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investment in Worldwide Health Sciences Portfolio, at value
    (identified cost, $2,150,290,232)                                         $      2,581,419,508
Receivable for Fund shares sold                                                          9,526,259
Tax reclaim receivable                                                                     197,558
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      2,591,143,325
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                              $          5,749,112
Payable to affiliate for distribution and service fees                                     396,750
Accrued expenses                                                                         1,365,558
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $          7,511,420
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      2,583,631,905
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $      2,306,909,828
Accumulated net realized loss from Portfolio (computed on
    the basis of identified cost)                                                     (135,723,994)
Accumulated net investment loss                                                        (18,727,971)
Net unrealized appreciation                                                                 44,766
Net unrealized appreciation from Portfolio (computed on the basis of
    identified cost)                                                                   431,129,276
--------------------------------------------------------------------------------------------------
TOTAL                                                                         $      2,583,631,905
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $      1,227,655,909
SHARES OUTSTANDING                                                                     116,610,657
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)         $              10.53
MAXIMUM OFFERING PRICE PER SHARE
    (100 DIVIDED BY 94.25 of $10.53)                                          $              11.17
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $        825,787,542
SHARES OUTSTANDING                                                                      73,396,803
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)         $              11.25
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $        509,617,378
SHARES OUTSTANDING                                                                      54,751,639
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)         $               9.31
--------------------------------------------------------------------------------------------------

CLASS D SHARES

NET ASSETS                                                                    $         20,008,020
SHARES OUTSTANDING                                                                       2,025,387
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)         $               9.88
--------------------------------------------------------------------------------------------------

CLASS R SHARES

NET ASSETS                                                                    $            563,056
SHARES OUTSTANDING                                                                          51,320
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)         $              10.97
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $337,271)           $          6,979,503
Interest allocated from Portfolio                                                          701,758
Expenses allocated from Portfolio                                                      (12,332,000)
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                            $         (4,650,739)
--------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                $          2,524,937
Trustees' fees and expenses                                                                  1,740
Distribution and service fees
    Class A                                                                              1,351,360
    Class B                                                                              3,794,946
    Class C                                                                              2,223,932
    Class D                                                                                 87,759
    Class R                                                                                    304
Transfer and dividend disbursing agent fees                                              2,606,272
Printing and postage                                                                       194,043
Registration fees                                                                           92,805
Legal and accounting services                                                               21,010
Custodian fee                                                                                1,837
Miscellaneous                                                                               84,369
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $         12,985,314
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $        (17,636,053)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
    Investment transactions (identified cost basis)                           $         22,944,504
    Foreign currency transactions                                                          (70,019)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $         22,874,485
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments from Portfolio (identified cost basis)                        $        267,103,741
    Foreign currency                                                                       (54,820)
    Foreign currency from Portfolio                                                         44,554
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $        267,093,475
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $        289,967,960
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $        272,331,907
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       FEBRUARY 29, 2004    YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)          AUGUST 31, 2003
------------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                   $     (17,636,053)   $     (27,906,537)
    Net realized gain (loss)                                     22,874,485          (92,190,445)
    Net change in unrealized
      appreciation (depreciation)                               267,093,475          473,148,551
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $     272,331,907    $     353,051,569
------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
    Proceeds from sale of shares
        Class A                                           $     245,131,620    $     273,635,116
        Class B                                                  71,511,268           95,975,947
        Class C                                                  96,410,862           90,493,237
        Class D                                                   3,307,779            4,375,026
        Class R                                                     568,054
    Cost of shares redeemed
        Class A                                                (133,532,965)        (225,731,154)
        Class B                                                 (46,039,635)         (98,015,108)
        Class C                                                 (35,202,428)         (69,481,924)
        Class D                                                  (1,154,867)          (1,961,723)
        Class R                                                     (18,853)
    Redemption fees
        Class A                                                      24,572               56,963
        Class R                                                           3
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                               $     201,005,410    $      69,346,380
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $     473,337,317    $     422,397,949
------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $   2,110,294,588    $   1,687,896,639
------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $   2,583,631,905    $   2,110,294,588
------------------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN NET ASSETS

AT END OF PERIOD                                          $     (18,727,971)   $      (1,091,918)
------------------------------------------------------------------------------------------------

Certain prior year amounts have been reclassed to conform to the current year presentation.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                           --------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004 --------------------------------------------------------------
                                           (UNAUDITED)(1)      2003(1)      2002(1)      2001(1)      2000(1)      1999(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $     9.360      $    7.640   $   10.280   $   12.330   $    6.160   $    4.180
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                         $    (0.055)     $   (0.096)  $   (0.082)  $   (0.094)  $   (0.114)  $   (0.061)
Net realized and unrealized gain (loss)           1.225           1.816       (2.108)      (1.447)       6.758        2.265
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $     1.170      $    1.720   $   (2.190)  $   (1.541)  $    6.644   $    2.204
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                      $        --      $       --   $   (0.450)  $   (0.509)  $   (0.474)  $   (0.224)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $        --      $       --   $   (0.450)  $   (0.509)  $   (0.474)  $   (0.224)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $    10.530      $    9.360   $    7.640   $   10.280   $   12.330   $    6.160
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                   12.50%          22.51%      (21.87)%     (13.08)%     116.52%       53.28%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $ 1,227,656      $  985,769   $  772,283   $  783,176   $  418,904   $   89,214
Ratios (As a percentage of average daily
  net assets):
    Operating expenses(3)                          1.81%(4)        1.99%        1.69%        1.71%        1.79%       1.69%
    Operating expenses after custodian
      fee reduction(3)                             1.80%(4)        1.97%        1.67%        1.69%        1.74%       1.63%
    Interest expense(3)                              --              --           --           --           --        0.01%
    Net investment loss                           (1.13)%(4)      (1.18)%      (0.90)%      (0.89)%      (1.29)%     (1.11)%
Portfolio Turnover of the Portfolio                  12%             27%          38%          24%          31%         41%
---------------------------------------------------------------------------------------------------------------------------

(1)  NET INVESTMENT LOSS PER SHARE WAS COMPUTED USING AVERAGE SHARES
     OUTSTANDING.
(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. TOTAL RETURN IS NOT COMPUTED ON AN ANNUALIZED BASIS.
(3)  INCLUDES THE FUND'S SHARE OF THE PORTFOLIO'S ALLOCATED EXPENSES.
(4)  ANNUALIZED.

                       See notes to financial statements

                                                                           CLASS B
                                           --------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004 --------------------------------------------------------------
                                           (UNAUDITED)(1)      2003(1)      2002(1)      2001(1)      2000(1)      1999(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $    10.040      $    8.260   $   11.150   $   13.670   $    7.060   $    4.880
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                         $    (0.099)     $   (0.169)  $   (0.164)  $   (0.190)  $   (0.198)  $   (0.107)
Net realized and unrealized gain (loss)           1.309           1.949       (2.276)      (1.589)       7.520        2.623
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $     1.210      $    1.780   $   (2.440)  $   (1.779)  $    7.322   $    2.516
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                      $        --      $       --   $   (0.450)  $   (0.741)  $   (0.712)  $   (0.336)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $        --      $       --   $   (0.450)  $   (0.741)  $   (0.712)  $   (0.336)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $    11.250      $   10.040   $    8.260   $   11.150   $   13.670   $    7.060
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                   12.05%          21.55%      (22.43)%     (13.75)%     114.93%       52.29%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $   825,788      $  712,385   $  593,993   $  621,963   $  411,280   $  107,923
Ratios (As a percentage of average daily
  net assets):
    Operating expenses(3)                          2.56%(4)        2.74%        2.44%        2.45%        2.54%        2.29%
    Operating expenses after custodian
      fee reduction(3)                             2.55%(4)        2.72%        2.42%        2.43%        2.49%        2.23%
    Interest expense(3)                              --              --           --           --           --         0.01%
    Net investment loss                           (1.89)%(4)      (1.93)%      (1.66)%      (1.64)%      (2.03)%      (1.70)%
Portfolio Turnover of the Portfolio                  12%             27%          38%          24%          31%          41%
---------------------------------------------------------------------------------------------------------------------------

(1)  NET INVESTMENT LOSS PER SHARE WAS COMPUTED USING AVERAGE SHARES
     OUTSTANDING.
(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. TOTAL RETURN IS NOT COMPUTED ON AN ANNUALIZED BASIS.
(3)  INCLUDES THE FUND'S SHARE OF THE PORTFOLIO'S ALLOCATED EXPENSES.
(4)  ANNUALIZED.

                        See notes to financial statements

                                                                           CLASS C
                                           --------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004 --------------------------------------------------------------
                                           (UNAUDITED)(1)      2003(1)      2002(1)      2001(1)      2000(1)      1999(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $     8.300      $    6.830   $    9.310   $   11.530   $    6.070   $    4.230
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                         $    (0.082)     $   (0.140)  $   (0.134)  $   (0.158)  $   (0.182)  $   (0.100)
Net realized and unrealized gain (loss)           1.092           1.610       (1.896)      (1.321)       6.354        2.276
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $     1.010      $    1.470   $   (2.030)  $   (1.479)  $    6.172   $    2.176
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                      $        --      $       --   $   (0.450)  $   (0.741)  $   (0.712)  $   (0.336)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $        --      $       --   $   (0.450)  $   (0.741)  $   (0.712)  $   (0.336)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $     9.310      $    8.300   $    6.830   $    9.310   $   11.530   $    6.070
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                   12.17%          21.52%      (22.46)%     (13.70)%     114.90%       52.16%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $   509,617      $  396,330   $  310,766   $  266,628   $  128,973   $    7,778
Ratios (As a percentage of average daily
  net assets):
    Operating expenses(3)                          2.56%(4)        2.74%        2.44%        2.46%        2.53%        2.44%
    Operating expenses after custodian
      fee reduction(3)                             2.55%(4)        2.72%        2.42%        2.44%        2.48%        2.38%
    Interest expense(3)                              --              --           --           --           --         0.01%
    Net investment loss                           (1.88)%(4)      (1.93)%      (1.65)%      (1.64)%      (2.02)%      (1.82)%
Portfolio Turnover of the Portfolio                  12%             27%          38%          24%          31%          41%
---------------------------------------------------------------------------------------------------------------------------

(1)  NET INVESTMENT LOSS PER SHARE WAS COMPUTED USING AVERAGE SHARES
     OUTSTANDING.
(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. TOTAL RETURN IS NOT COMPUTED ON AN ANNUALIZED BASIS.
(3)  INCLUDES THE FUND'S SHARE OF THE PORTFOLIO'S ALLOCATED EXPENSES.
(4)  ANNUALIZED.

                        See notes to financial statements

                                                                                            CLASS D
                                                             ------------------------------------------------------------------
                                                             SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                                             FEBRUARY 29, 2004   ----------------------------------------------
                                                             (UNAUDITED)(1)         2003(1)          2002(1)        2001(1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                        $       8.810      $       7.260    $       9.860    $     10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                           $      (0.087)     $      (0.149)   $      (0.135)   $     (0.088)
Net realized and unrealized gain (loss)                               1.157              1.699           (2.015)         (0.052)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $       1.070      $       1.550    $      (2.150)   $     (0.140)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                        $          --      $          --    $      (0.450)   $         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $          --      $          --    $      (0.450)   $         --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                              $       9.880      $       8.810    $       7.260    $      9.860
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                       12.14%             21.35%          (22.43)%         (1.40)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                     $      20,008      $      15,811    $      10,854    $      3,842
Ratios (As a percentage of average daily net assets):
   Operating expenses(4)                                               2.56%(5)           2.74%            2.44%           2.48%(5)
   Operating expenses after custodian fee reduction(4)                 2.55%(5)           2.72%            2.42%           2.46%(5)
   Net investment loss                                                (1.88)%(5)         (1.93)%          (1.59)%         (1.77)%(5)
Portfolio Turnover of the Portfolio                                      12%                27%              38%             24%
-------------------------------------------------------------------------------------------------------------------------------

(1)  NET INVESTMENT LOSS PER SHARE WAS COMPUTED USING AVERAGE SHARES
     OUTSTANDING.
(2)  FOR THE PERIOD FROM THE COMMENCEMENT OF OFFERING OF CLASS D SHARES,
     MARCH 2, 2001, TO AUGUST 31, 2001.
(3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. TOTAL RETURN IS NOT COMPUTED ON AN ANNUALIZED BASIS.
(4)  INCLUDES THE FUND'S SHARE OF THE PORTFOLIO'S ALLOCATED EXPENSES.
(5)  ANNUALIZED.

                        See notes to financial statements

                                                                  CLASS R
                                                             -----------------
                                                             SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004
                                                             (UNAUDITED)(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $   10.000
------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                             $   (0.051)
Net realized and unrealized gain                                     1.021
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                    $    0.970
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                $   10.970
------------------------------------------------------------------------------

TOTAL RETURN(3)                                                       9.70%
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                       $      563
Ratios (As a percentage of average daily net assets):
   Operating expenses(4)                                              2.06%(5)
   Operating expenses after custodian fee reduction(4)                2.05%(5)
   Net investment loss                                               (1.01)%(5)
Portfolio Turnover of the Portfolio                                     12%
------------------------------------------------------------------------------

(1) FOR THE PERIOD FROM THE COMMENCEMENT OF OFFERING OF CLASS R SHARES, SEPTEMBER 8, 2003 TO FEBRUARY 29, 2004.
(2)  NET INVESTMENT LOSS PER SHARE WAS COMPUTED USING AVERAGE SHARES
     OUTSTANDING.
(3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. TOTAL RETURN IS NOT COMPUTED ON AN ANNUAL BASIS.
(4)  INCLUDES THE FUND'S SHARE OF THE PORTFOLIO'S ALLOCATED EXPENSES.
(5)  ANNUALIZED.

                        See notes to financial statements

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B, Class C, and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note
     6). Class R shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B and Class D shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 29, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.


     C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

     At August 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $63,699,371 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire as follows: $16,987,050 on August 31, 2010 and $46,712,321 on August 31, 2011. At August 31, 2003, net capital losses of $94,027,110 attributable to security transactions incurred after October 31, 2002 and net currency losses of $1,137,887 attributable to foreign currency transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's current taxable year.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. For the six months ended February 29, 2004, $17,865 credit balances were used to reduce the Fund's custodian fee.

     E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     H OTHER -- Investment transactions are accounted for on a trade-date basis.

     I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    DISTRIBUTIONS TO SHAREHOLDERS

     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carryover from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

     The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Fund's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion, and 0.167% of average net assets of $3 billion or more. On March 15, 2004, the Trustees of the Fund voted to accept a reduction of EVM's management fee compensation by instituting the following breakpoint changes in the management fee rate. Effective March 15, 2004, EVM's management fee will be calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Fund's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $2.5 billion, and 0.167% of average net assets of $2.5 billion or more. For the six months ended February 29, 2004, the fee was equivalent to 0.22% (annualized) of the Fund's average daily net assets and amounted to $2,524,937. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended February 29, 2004, EVM earned $206,622 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $482,886 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2004.

     Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004      YEAR ENDED
     CLASS A                                                   (UNAUDITED)            AUGUST 31, 2003
     ------------------------------------------------------------------------------------------------
     Sales                                                            24,887,961           32,697,645
     Redemptions                                                     (13,612,996)         (28,447,600)
     ------------------------------------------------------------------------------------------------
     NET INCREASE                                                     11,274,965            4,250,045
     ------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004      YEAR ENDED
     CLASS B                                                   (UNAUDITED)            AUGUST 31, 2003
     ------------------------------------------------------------------------------------------------
     Sales                                                             6,787,511           10,600,648
     Redemptions                                                      (4,357,809)         (11,566,481)
     ------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)                                           2,429,702             (965,833)
     ------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004      YEAR ENDED
     CLASS C                                                   (UNAUDITED)            AUGUST 31, 2003
     ------------------------------------------------------------------------------------------------
     Sales                                                            11,054,475           12,008,224
     Redemptions                                                      (4,028,649)          (9,774,048)
     ------------------------------------------------------------------------------------------------
     NET INCREASE                                                      7,025,826            2,234,176
     ------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004      YEAR ENDED
     CLASS D                                                   (UNAUDITED)            AUGUST 31, 2003
     ------------------------------------------------------------------------------------------------
     Sales                                                               355,839              561,705
     Redemptions                                                        (124,258)            (263,798)
     ------------------------------------------------------------------------------------------------
     NET INCREASE                                                        231,581              297,907
     ------------------------------------------------------------------------------------------------

                                                                                    PERIOD ENDED
                                                                                    FEBRUARY 29, 2004
     CLASS R                                                                        (UNAUDITED)(1)
     ------------------------------------------------------------------------------------------------
     Sales                                                                                     53,111
     Redemptions                                                                               (1,791)
     ------------------------------------------------------------------------------------------------
     NET INCREASE                                                                              51,320
     ------------------------------------------------------------------------------------------------

     (1) For the period from the start of business, September 8, 2003 to February 29, 2004.

     Redemptions or exchanges of Class A and Class R shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 29, 2004 and for the year ended August 31, 2003, the Fund received $24,572 and $56,963, respectively, in redemption fees on Class A shares, which were less than $0.001 per share. For the period from the start of business, September 8, 2003, to February 29, 2004, the Fund received $3 in redemption fees on Class R shares, which was less than $0.001 per share.

5    DISTRIBUTION PLANS

     Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares and the Class R shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares and Class R shares. EVD may pay up to the entire amount of the Class A and Class R distribution fees to investment dealers for providing personal services to shareholders. For the six months ended February 29, 2004, the Class A shares paid or accrued $1,351,360 payable to EVD. For the period from the start of business, September 8, 2003, to February 29, 2004, the Class R shares paid or accrued $152 payable to EVD. The Plans require the Class B, Class C and Class D shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to each class. With respect to Class B, Class C and Class D, each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25% and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus
     (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,846,210, $1,667,949 and $65,819 for Class B, Class C and Class D shares, respectively, payable to EVD for the six months ended February 29, 2004, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At February 29, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $28,171,000, $39,557,000 and $819,000 for Class B, Class C and Class D shares, respectively.

     The Plans authorize the Class B, Class C, Class D and Class R shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the average daily net assets attributable to Class B, Class C, Class D and Class R shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 29, 2004 amounted to $948,736, $555,983 and $21,940 for Class B, Class C and Class D shares, respectively. Service fee payments for the period from the start of business, September 8, 2003, to February 29, 2004, amounted to $152 for Class R shares.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see
     Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 29, 2004, the Fund was informed that EVD received approximately $986,000, $38,000 and $46,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 29, 2004 aggregated $414,225,440 and $226,425,079, respectively.

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS  92.65%

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
MAJOR CAPITALIZATION - EUROPE -- 14.98%(1)

Altana AG                                                  1,520,000   $    93,089,094         3.60%
Novartis AG                                                2,800,000       123,349,474         4.78%
Sanofi-Synthelabo SA                                       1,125,000        76,879,688         2.98%
Serono SA                                                    140,000        93,366,403         3.62%
------------------------------------------------------------------------------------------------------
                                                                       $   386,684,659        14.98%
------------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - FAR EAST -- 8.58%

Chugai Pharmaceuticals Co., Ltd.                           4,249,700   $    62,660,321         2.43%
Fujisawa Pharmaceutical Co., Ltd.                          3,523,800        84,660,214         3.28%
Takeda Chemical Industries, Ltd.                           1,800,000        74,135,091         2.87%
------------------------------------------------------------------------------------------------------
                                                                       $   221,455,626         8.58%
------------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - NORTH AMERICA -- 39.21%

Amgen, Inc.(2)                                             2,341,000   $   148,723,730         5.76%
Genentech, Inc.(2)                                         1,999,300       215,704,477         8.35%
Genzyme Corp.(2)                                           2,916,000       148,074,480         5.74%
Lilly (Eli) & Co.                                          1,700,000       125,698,000         4.87%
MedImmune, Inc.(2)                                         2,800,000        71,932,000         2.79%
Pfizer, Inc.                                               3,241,200       118,789,980         4.60%
Schering-Plough Corp.                                      5,500,000        98,780,000         3.83%
Wyeth Corp.                                                2,138,500        84,470,750         3.27%
------------------------------------------------------------------------------------------------------
                                                                       $ 1,012,173,417        39.21%
------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - EUROPE -- 3.32%

Actelion, Ltd.(2)                                            580,000   $    67,587,890         2.62%
Berna Biotech AG(2)                                        1,702,812        18,100,045         0.70%
------------------------------------------------------------------------------------------------------
                                                                       $    85,687,935         3.32%
------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - FAR EAST -- 1.35%

Tanabe Seiyaku Co., Ltd.                                   4,155,000   $    34,834,157         1.35%
------------------------------------------------------------------------------------------------------
                                                                       $    34,834,157         1.35%
------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - NORTH AMERICA -- 25.21%

Abgenix, Inc.(2)                                           1,555,000   $    22,920,700         0.89%
Affymetrix, Inc.(2)                                        2,236,000        76,001,640         2.94%
Atrix Laboratories, Inc.(2)                                  964,000        26,085,840         1.01%
Biogen, Inc.(2)                                            1,851,600       102,671,220         3.98%
Biovail Corp.(2)                                           2,052,000        41,983,920         1.63%
Caliper Life Sciences, Inc.(2)                               759,300         5,649,192         0.22%
Enzon Pharmaceuticals, Inc.(2)                             2,919,000   $    49,856,520         1.93%
Gen-Probe, Inc.(2)                                         1,400,000        47,866,000         1.85%
Given Imaging Ltd.(2)(3)(4)                                  485,000        14,322,050         0.55%
Human Genome Sciences, Inc.(2)                             3,250,000        41,437,500         1.60%
Ligand Pharmaceuticals, Inc., Class B(2)                   4,450,000        68,485,500         2.65%
NPS Pharmaceuticals, Inc.(2)                               1,664,800        49,894,056         1.93%
Onyx Pharmaceuticals, Inc.(2)                              1,115,000        41,032,000         1.59%
OSI Pharmaceuticals, Inc.(2)                                 219,500         7,186,430         0.28%
Pharmacopeia, Inc.(2)                                      1,166,000        22,876,920         0.89%
Savient Pharmaceuticals, Inc.(2)                           1,701,000         6,889,050         0.27%
Tularik, Inc.(2)                                           1,400,000        25,760,000         1.00%
------------------------------------------------------------------------------------------------------
                                                                       $   650,918,538        25.21%
------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
    (IDENTIFIED COST $1,959,459,897)                                   $ 2,391,754,332
------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.30%

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.30%

Acadia Pharmaceuticals, Inc.(2)(3)(4)                      1,063,212   $     2,870,672         0.11%
Memory Pharmaceutical Corp.,
Series C(2)(3)(4)                                            400,000         2,000,000         0.08%
Memory Pharmaceutical Corp.,
Series D(2)(3)(4)                                            441,861         2,209,305         0.09%
Predix Pharmaceuticals Holdings, Inc.
Series B(2)(3)(4)                                             64,600           646,000         0.02%
------------------------------------------------------------------------------------------------------
                                                                       $     7,725,977         0.30%
------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
    (IDENTIFIED COST $8,950,002)                                       $     7,725,977
------------------------------------------------------------------------------------------------------

WARRANTS AND OPTIONS -- 0.01%

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.01%

Given Imaging Warrants,
Exp. 9/15/2011(2)(3)(4)                                        1,283   $        33,397         0.00%

                        See notes to financial statements

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA (CONTINUED)

Orchid BioSciences, Inc. Options,
Exp. 7/24/11, 12/12/11(2)(3)(4)                                2,898   $           318         0.00%
Orchid BioSciences, Inc. Warrants,
Exp. 5/24/2004(2)(3)(4)                                      100,000            85,000         0.01%
------------------------------------------------------------------------------------------------------
                                                                       $       118,715         0.01%
------------------------------------------------------------------------------------------------------

TOTAL WARRANTS AND OPTIONS
    (IDENTIFIED COST $0)                                               $       118,715
------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.83%

                                                     PRINCIPAL
                                                     AMOUNT
                                                     (000'S                           PERCENTAGE OF
SECURITY                                             OMITTED)          VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.03%, 3/15/04                 $        20,000   $    19,991,416         0.78%
CAFCO LLC, 1.03%, 3/30/04                                     34,157        34,127,682         1.32%
CRC Funding LLC, 1.03%, 4/21/04                               50,000        49,925,612         1.93%
Investors Bank and Trust Time Deposit,
1.06%, 3/1/04                                                 73,916        73,916,000         2.86%
Old Line Funding Corp., 1.02%, 3/26/04                        50,060        50,023,122         1.94%
------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
    (AT AMORTIZED COST, $227,983,832)                                  $   227,983,832
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
    (IDENTIFIED COST $2,196,393,731)                                   $ 2,627,582,856       101.79%
------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES                                         $   (46,163,103)       (1.79)%
------------------------------------------------------------------------------------------------------

NET ASSETS                                                             $ 2,581,419,753       100.00%
------------------------------------------------------------------------------------------------------

(1)  MAJOR CAPITALIZATION IS DEFINED AS MARKET VALUE OF $5 BILLION OR MORE.
(2)  NON-INCOME PRODUCING SECURITY.
(3) SECURITY VALUED AT FAIR VALUE USING METHODS DETERMINED IN GOOD FAITH BY OR AT THE DIRECTION OF THE TRUSTEES.
(4)  RESTRICTED SECURITY.

                        See notes to financial statements

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of February 29, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $2,196,393,731)                       $      2,627,582,856
Cash                                                                                        34,865
Foreign currency, at value (identified cost, $1,279,477)                                 1,279,477
Receivable for investments sold                                                         17,706,188
Interest and dividends receivable                                                        2,041,865
Tax reclaim receivable                                                                   1,141,075
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      2,649,786,326
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $         68,325,064
Accrued expenses                                                                            41,509
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $         68,366,573
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $      2,581,419,753
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $      2,150,223,396
Net unrealized appreciation (computed on the basis of identified cost)                 431,196,357
--------------------------------------------------------------------------------------------------
TOTAL                                                                         $      2,581,419,753
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $337,271)                                    $          6,979,504
Interest                                                                                   701,758
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $          7,681,262
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $          9,510,218
Administration fee                                                                       2,524,064
Trustees' fees and expenses                                                                 15,538
Custodian fee                                                                              368,716
Legal and accounting services                                                               21,033
Miscellaneous                                                                               27,752
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $         12,467,321
--------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                                                $            135,320
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $            135,320
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $         12,332,001
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $         (4,650,739)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                           $         22,944,506
    Foreign currency transactions                                                          (70,019)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $         22,874,487
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                       $        267,103,766
    Foreign currency                                                                        44,556
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $        267,148,322
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $        290,022,809
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $        285,372,070
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       FEBRUARY 29, 2004    YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)          AUGUST 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                   $      (4,650,739)   $      (6,265,714)
    Net realized gain (loss)                                     22,874,487          (92,200,204)
    Net change in unrealized
        appreciation (depreciation)                             267,148,322          473,159,282
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $     285,372,070    $     374,693,364
--------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $     414,225,440    $     461,854,115
    Withdrawals                                                (226,425,079)        (415,838,181)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                                  $     187,800,361    $      46,015,934
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $     473,172,431    $     420,709,298
--------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                    $   2,108,247,322    $   1,687,538,024
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $   2,581,419,753    $   2,108,247,322
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                           SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004 -----------------------------------------------------------------
                                           (UNAUDITED)           2003          2002         2001          2000         1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
    Operating expenses                             1.08%(1)         1.16%         1.05%         1.05%        1.09%        0.95%
    Operating expenses after custodian
      fee reduction                                1.07%(1)         1.15%         1.03%         1.03%        1.05%        0.90%
    Interest expense                                 --               --            --            --           --         0.01%
    Net investment loss                           (0.40)%(1)       (0.36)%       (0.26)%       (0.27)%      (0.64)%      (0.42)%
Portfolio Turnover                                   12%              27%           38%           24%          31%          41%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                   12.91%           23.51%       (21.37)%          --           --           --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)   $ 2,581,420      $ 2,108,247   $ 1,687,538   $ 1,705,650   $  962,712   $  205,081
------------------------------------------------------------------------------------------------------------------------------

(1)  ANNUALIZED.
(2) TOTAL RETURN IS REQUIRED TO BE DISCLOSED FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2000.

                        See notes to financial statements

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

     Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004, Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the closing sale price, or if there were no sales, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

     C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

     E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

     H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

     J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 INVESTMENT ADVISORY FEES, ADMINISTRATOR'S FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to the Advisory Agreement, OrbiMed Advisors LLC (formerly OrbiMed Advisors, Inc.) (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.55% of average net assets of $2 billion but less than $3 billion. The fee rate declines for net assets of $3 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 29, 2004, the fee was equivalent to 0.83% (annualized) of the Portfolio's average daily net assets and amounted to $9,510,218.

     Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion, and 0.167% of average net assets of $3 billion or more. On March 15, 2004, the Trustees of the Portfolio voted to accept a reduction of EVM's administration fee compensation by instituting the following breakpoint changes in the administration fee rate. Effective March 15, 2004, EVM's administration fee will be calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the

     Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $2.5 billion, and 0.167% of average net assets of $2.5 billion or more. For the six months ended February 29, 2004, the administration fee was 0.22% (annualized) of average net assets and amounted to $2,524,064.

     Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $342,514,348 and $262,925,950, respectively, for the six months ended February 29, 2004.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                         $      2,196,393,731
     -----------------------------------------------------------------------------
     Gross unrealized appreciation                          $        586,968,878
     Gross unrealized depreciation                                  (155,779,753)
     -----------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                            $        431,189,125
     -----------------------------------------------------------------------------

     The unrealized depreciation on foreign currency is $62,208.

5    RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

7    RESTRICTED SECURITIES

     At February 29, 2004, the Portfolio owned the following securities (representing 0.86% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                            DATE OF
     DESCRIPTION                          ACQUISITION    SHARES/FACE      COST        FAIR VALUE
     ------------------------------------------------------------------------------------------------
     COMMON STOCKS AND WARRANTS

     Given Imaging Ltd.                     9/15/00         485,000     $   1,699,929   $  14,322,050
     ------------------------------------------------------------------------------------------------

     PREFERRED STOCKS

     Acadia                                 5/05/00 -
       Pharmaceuticals, Inc.                3/20/03       1,063,212     $   4,500,001   $   2,870,672

     Memory Pharmaceutical
       Corp., Series C                      6/21/00         400,000         1,000,000       2,000,000

     Memory Pharmaceutical
       Corp., Series D                      3/04/02         441,861           950,001       2,209,305

     Predix Pharmaceuticals
       Holdings, Inc. Series B              8/12/03          64,600         2,500,000         646,000
     ------------------------------------------------------------------------------------------------
                                                                        $   8,950,002   $   7,725,977
     ------------------------------------------------------------------------------------------------

     WARRANTS AND OPTIONS

     Given Imaging Warrants                 8/30/01           1,283     $           0   $      33,397

     Orchid BioSciences, Inc.
       Options,
       Exp. 7/24/11,                        7/24/01 -
       12/12/11                            12/21/01           2,898                 0             318

     Orchid BioSciences, Inc.
       Warrants,                            5/24/99 -
       Exp. 5/24/2004                      12/22/99         100,000                 0          85,000
     ------------------------------------------------------------------------------------------------
                                                                        $          --   $     118,715
     ------------------------------------------------------------------------------------------------
                                                                        $  10,649,931   $  22,166,742
     ------------------------------------------------------------------------------------------------

8    FINANCIAL INSTRUMENTS

     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 29, 2004, there were no outstanding obligations under these financial instruments.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

          OFFICERS

          Thomas E. Faust Jr.
          President

          Gregory L. Coleman
          Vice President

          James A. Womack
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout


WORLDWIDE HEALTH SCIENCES PORTFOLIO

          OFFICERS

          Samuel D. Isaly
          President

          Duncan W. Richardson
          Vice President

          Barbara E. Campbell
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

        SPONSOR AND MANAGER OF EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
            AND ADMINISTRATOR OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                 ADVISER OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
                              ORBIMED ADVISORS LLC
                                 767 3RD AVENUE
                               NEW YORK, NY 10017

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122



                   EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

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426-4/04                                                                   HSSRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

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Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST (ON BEHALF OF EATON VANCE WORLDWIDE HEALTH SCIENCES
FUND)


By:    /s/ Thomas E. Faust Jr.
       ------------------------------------------
       Thomas E. Faust Jr.
       President


Date:  April 13, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'connor
       ------------------------------------------
       James L. O'Connor
       Treasurer


Date:  April 13, 2004
       --------------

By:    /s/ Thomas E. Faust Jr.
       ------------------------------------------
       Thomas E. Faust Jr.
       President


Date:  April 13, 2004
       --------------